Offerings - Offering: 1	Oct. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	5.75% Series A Cumulative Perpetual Convertible Preferred Stock, $0.0001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	Estimated pursuant to Rule 457(a) under the Securities Act solely for purposes of calculating the amount of registration fee.